Retirement benefits - Summary of Asset Allocation of Plan Assets (Detail) - BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Government Securities [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	61.68%	65.66%	71.10%
Debentures and bonds [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	36.67%	33.09%	28.04%
Fixed deposits [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage			0.24%
Equity [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	1.65%	1.25%	0.62%